Commitments	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Commitments	NOTE 26 COMMITMENTS Principal Portion and Estimated Interest Lease Long-Term Purchase Capital Other December 31, 2022 Liabilities Debt Commitments Commitments Commitments Total Within 1 year 337 932 1,533 178 169 3,149 1 to 3 years 427 2,292 72 40 143 2,974 3 to 5 years 199 1,249 24 ‐ 74 1,546 Over 5 years 411 8,947 120 ‐ 58 9,536 Total 1,374 13,420 1,749 218 444 17,205 Purchase Commitments We have a long-term natural gas purchase agreement in Trinidad that expires on December 31, 2023. The contract provides for prices that vary primarily with ammonia market prices and annual escalating floor prices. The commitments included in the foregoing table are based on floor prices and minimum purchase quantities. Profertil has various gas contracts denominated in US dollars that expire in 2023 and 2025 and account for virtually all of Profertil’s gas requirements. YPF S.A., our joint venture partner in Profertil, supplies approximately 70 percent of the gas under these contracts. The Carseland facility has a power cogeneration agreement, expiring on December 31, 2026 , which provides 60 megawatt-hours of power per hour. The price for the power is based on a fixed charge adjusted for inflation and a variable charge based on the cost of natural gas provided to the facility for power generation. Agreements for the purchase of sulfur for use in production of phosphoric acid provide for specified purchase quantities and prices based on market rates at the time of delivery. Commitments included in the foregoing table are based on expected contract prices. As part of the agreement to sell the Conda Phosphate operations (“Conda”), we entered into long-term strategic supply and offtake agreements that end in 2023. Under the terms of the supply and offtake agreements, we will supply 100 percent of the ammonia requirements of Conda and purchase 100 percent of the monoammonium phosphate (“MAP”) product produced at Conda. The MAP production is estimated at 330,000 tonnes per year. Other Commitments Other commitments consist principally of pipeline capacity, technology service contracts, managed services contracts, throughput and various rail contracts, the latest of which expires in 2036, and mineral lease commitments, the latest of which expires in 2033.